Term Debt - Maturities of long-term obligations (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt, Unclassified [Abstract]
2013		$ 1,800
2014		815
2015		407
2016		1,700
Total	$ 4,062	$ 4,722	$ 1,970	$ 2,940